Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 01, 2019	Apr. 02, 2019	Nov. 26, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Supplemental Disclosures [Line Items]
Interest paid				$ 4,341	$ 3,065	$ 5,773
Income taxes net of refunds				70,095	115,301	$ 48,056
N&S Supply of Fishkill, Inc
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued			$ 4,032	4,032
Peirce-Phelps, Inc.
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	$ 58,344			58,344
Dunphey & Associates Supply Co., Inc.
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued		$ 6,891		$ 6,891
Alert Labs Inc
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued					$ 6,846